UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [ ];  Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RNC Capital Management LLC
Address: 11601 Wilshire Blvd., 25th Floor
         Los Angeles, CA  90025

13F File Number: 28-970

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Manuel A. Gutierrez
Title:   Sr. VP/Treasurer
Phone:   (310) 477-6543

Signature, Place, and Date of Signing:

/s/ Manuel A. Gutierrez          Los Angeles, CA                June 30, 2001
-----------------------          ---------------              ----------------
    [Signature]                   [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

  I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  62

Form 13F Information Table Value Total:  $616,534
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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                              TITLE OF            CUSIP      MARKET  SHARES OR  SH   PUT/  CRE-     MANA-   VOTING AUTHORITY
 NAME OF ISSUER                CLASS              NUMBER     VALUE    PRN AMT   PRN  CALL  TION     GERS   SOLE  SHARED  NONE
 --------------                -----              ------     -----    -------   ---  ----  ----     ----   ----  ------  ----
AFLAC INC                       COM              001055102      491   15600     SH         SOLE            15600    0       0
AOL TIME WARNER INC             COM              00184A105    18014  339891     SH         DEFINED        338216    0    1675
ABBOTT LABORATORIES             COM              002824100      680   14177     SH         SOLE            14177    0       0
AES TRUST III 6.75% CVT         CV PRF STK       00808N202      411    5950     SH         SOLE             5950    0       0
AGILENT TECHNOLOGIES INC        COM              00846U101     9004  277050     SH         DEFINED        275768    0    1282
AMERICAN EXPRESS CO             COM              025816109     1978   50985     SH         SOLE            50985    0       0
AMERICAN GENERAL CORP           COM              026351106      777   16727     SH         SOLE            16727    0       0
AMERICAN INTL GROUP INC         COM              026874107    17732  208584     SH         DEFINED        207609    0     975
AMGEN INC                       COM              031162100      569    9375     SH         SOLE             9375    0       0
APACHE CORP $2.0150 CVT SER C   CV PRF STK       037411600      438   10000     SH         SOLE            10000    0       0
APPLIED MATERIALS INC           COM              038222105      464    9450     SH         SOLE             9450    0       0
BANK OF AMERICA CORP            COM              060505104    16387  272985     SH         DEFINED        271485    0    1500
BANK NEW YORK COMPANY           COM              064057102    24601  512520     SH         DEFINED        510245    0    2275
BAXTER INTERNATIONAL INC        COM              071813109    18353  363435     SH         DEFINED        361915    0    1520
CHEVRON CORP                    COM              166751107    21089  233025     SH         DEFINED        231785    0    1240
CISCO SYSTEMS INC               COM              17275R102      374   20532     SH         SOLE            20532    0       0
CITIGROUP INC                   COM              172967101    32612  617176     SH         DEFINED        614441    0    2735
CLEAR CHANNEL COMMUNICATIONS    COM              184502102      462    7368     SH         SOLE             7368    0       0
CORNING INC                     COM              219350105      215   12875     SH         SOLE            12875    0       0
COX COMMUN INC 7.00% CVT SER I  CV PRF STK       224044305      574    9900     SH         SOLE             9900    0       0
DISNEY WALT CO                  COM              254687106    15348  531245     SH         DEFINED        529325    0    1920
EMC CORP/MASS                   COM              268648102      356   12170     SH         SOLE            12170    0       0
ENCOMPASS SERVICES CORP         COM              29255U104      763   85207     SH         SOLE            85207    0       0
EQUITY RESIDENTIAL              $1.813 CVT PFD   29476L859      303   12000     SH         SOLE            12000    0       0
EXXON MOBIL CORP (NEW)          COM              30231G102     1705   19517     SH         SOLE            19517    0       0
FIRST DATA CORP                 COM              319963104    29808  463213     SH         DEFINED        460628    0    2585
FORD MOTOR CO (NEW)             COM PAR $0.01    345370860    13166  536308     SH         DEFINED        533777    0    2530
GENERAL ELECTRIC COMPANY        COM              369604103    33663  690521     SH         DEFINED        687361    0    3160
GENERAL MOTORS-CLASS H          COM              370442832      451   21600     SH         SOLE            21600    0       0
HEWLETT-PACKARD COMPANY         COM              428236103    17716  619440     SH         DEFINED        616880    0    2560
HOME DEPOT INC                  COM              437076102      275    5810     SH         SOLE             5810    0       0
HONEYWELL INTERNATIONAL INC     COM              438516106    12318  352031     SH         DEFINED        350001    0    2030
INTEL CORPORATION               COM              458140100    13757  470322     SH         DEFINED        467742    0    2580
INTERNATIONAL BUSINESS MACHINE  COM              459200101    38884  344110     SH         DEFINED        342520    0    1590
J.P. MORGAN CHASE & CO          COM              46625H100    21515  482395     SH         DEFINED        480061    0    2334
JOHNSON & JOHNSON               COM              478160104    25073  501462     SH         DEFINED        499312    0    2150
KIMBERLY CLARK                  COM              494368103     1235   22100     SH         SOLE            22100    0       0
LSI LOGIC CVT                   4.000% 02-15-2   502161AE2      624  760000     SH         SOLE           760000    0       0
MBNA CORPORATION                COM              55262L100      667   20197     SH         SOLE            20197    0       0
MARSH & MCLENNAN COS INC        COM              571748102    27844  275687     SH         DEFINED        274327    0    1360
MICROSOFT CORP                  COM              594918104    28056  384333     SH         DEFINED        382433    0    1900
NAT'L DATA CORP. CVT            5.000% 11-01-2   635621AA3      620  586000     SH         SOLE           586000    0       0
ORACLE CORP                     COM              68389X105    13697  720898     SH         DEFINED        717918    0    2980
PFIZER INC                      COM              717081103    22572  563604     SH         DEFINED        560669    0    2935
PHARMACIA CORP ADJ CONV RT PFD  6.500% / $2.60   71713U201      570   14100     SH         SOLE            14100    0       0
PROCTER AND GAMBLE COMPANY      COM              742718109    16578  259838     SH         DEFINED        258663    0    1175
QWEST COMMUNICATIONS INTL       COM              749121109      370   11606     SH         SOLE            11606    0       0
RELIANT ENERGY INC              COM              75952J108      321    9977     SH         SOLE             9977    0       0
ROCKWELL INTL CORP              COM              773903109      336    8819     SH         SOLE             8819    0       0
SCHERING PLOUGH CORP            COM              806605101    16128  445027     SH         DEFINED        442877    0    2150
SCHLUMBERGER LIMITED            COM              806857108      390    7400     SH         SOLE             7400    0       0
TEXACO INC                      COM              881694103    24611  369195     SH         DEFINED        367345    0    1850
TEXAS INSTRUMENTS INCORPORATED  COM              882508104     7569  237275     SH         DEFINED        235935    0    1340
TIFFANY & CO NEW                COM              886547108      290    8000     SH         SOLE             8000    0       0
TYCO INTL LTD                   COM              902124106    31194  572255     SH         DEFINED        569580    0    2675
U.S. BANCORP                    COM              902973304      219    9600     SH         SOLE             9600    0       0
VERIZON COMMUNICATIONS          COM              92343V104    18222  340606     SH         DEFINED        338859    0    1747
VIACOM INC CL B                 COM              925524308      874   16886     SH         DEFINED         16386    0     500
WAL MART STORES INC             COM              931142103      536   10988     SH         SOLE            10988    0       0
WELLS FARGO & CO (NEW)          COM              949746101      680   14642     SH         SOLE            14642    0       0
WENDYS INT'L INC                $2.50 CVT PFD    950588202      381    7200     SH         SOLE             7200    0       0
WILLIAMS COS INC                COM              969457100    11624  352783     SH         DEFINED        351048    0    1735